INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Other Tax Expense (Benefit)		$ 8,152
Foreign Tax Authority
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%			35.00%
Operating Loss Carryforwards			$ 134,081
Foreign Tax Authority | Minimum
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	22.00%
Domestic Tax Authority
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards			$ 90,227